Voya Small Company Portfolio Expense Example - Voya Small Company Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 138
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	1,697
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,126
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	$ 1,415